Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Cost	$ 80,789	$ 59,903	$ 52,889
Gross unrealized gains	54	268	404
Gross unrealized losses	2,500	922	682
Fair value	78,343	59,249	52,611
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	9,913	8,355	5,694
Gross unrealized gains	3	93	135
Gross unrealized losses	205	44	25
Fair value	9,711	8,404	5,804
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	5,494	5,428	5,202
Gross unrealized gains	2	7	12
Gross unrealized losses	295	92	59
Fair value	5,201	5,343	5,155
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	36,576	16,264	13,528
Gross unrealized gains	17	115	188
Gross unrealized losses	1,059	216	79
Fair value	35,534	16,163	13,637
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	27,329	28,667	27,126
Gross unrealized gains	31	48	60
Gross unrealized losses	911	565	515
Fair value	26,449	28,150	26,671
Other debt [member]
Disclosure of financial assets [line items]
Cost	1,477	1,189	1,339
Gross unrealized gains	1	5	9
Gross unrealized losses	30	5	4
Fair value	$ 1,448	$ 1,189	$ 1,344